LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of total lease cost

	For the year ended December 31,
	2019
	RMB	US$
Lease cost
Finance lease cost:
Depreciation	216,664	31,122
Interest expenses	120,185	17,263
Operating lease cost	214,795	30,853
Total lease cost	551,644	79,238

Schedule of supplemental cash flow information related to leases

	2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	27,748
Financing cash payments for finance leases	333,614	47,921

Schedule of future lease payments under operating leases

Future lease payments under operating leases and finance leases as of December 31, 2019 were as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2020	466,670	67,033	364,729	52,390
2021	373,552	53,657	386,027	55,449
2022	160,644	23,075	377,564	54,234
2023	87,028	12,501	122,947	17,660
2024	47,484	6,821	121,008	17,382
2025 and thereafter	647,419	92,996	1,880,687	270,144
Total future lease payments	1,782,797	256,083	3,252,962	467,259
Less: Imputed interest	(533,376)	(76,615)	(1,563,446)	(224,575)
Present value of future lease payments *	1,249,421	179,468	1,689,516	242,684

Schedule of future lease payments under finance leases

	2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	27,748
Financing cash payments for finance leases	333,614	47,921

Future lease payments under operating leases and finance leases as of December 31, 2019 were as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2020	466,670	67,033	364,729	52,390
2021	373,552	53,657	386,027	55,449
2022	160,644	23,075	377,564	54,234
2023	87,028	12,501	122,947	17,660
2024	47,484	6,821	121,008	17,382
2025 and thereafter	647,419	92,996	1,880,687	270,144
Total future lease payments	1,782,797	256,083	3,252,962	467,259
Less: Imputed interest	(533,376)	(76,615)	(1,563,446)	(224,575)
Present value of future lease payments *	1,249,421	179,468	1,689,516	242,684